Quarterly Holdings Report
for
Fidelity® Electric Vehicles and Future Transportation ETF
March 31, 2025
EVF-NPRT3-0525
1.9903836.103
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRIA - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ams-OSRAM AG (a)	21,742	189,270
BELGIUM - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Melexis NV	8,189	458,210
CANADA - 1.5%
Industrials - 1.5%
Machinery - 1.5%
NFI Group Inc (a)	49,803	409,359
CHINA - 33.2%
Consumer Discretionary - 25.7%
Automobile Components - 2.0%
ECARX Holdings Inc Class A (a)(b)	106,331	133,977
Hesai Group ADR (a)(b)	27,679	409,649
		543,626
Automobiles - 23.7%
BYD Co Ltd H Shares	28,000	1,413,622
Li Auto Inc A Shares (a)	91,800	1,168,694
NIO Inc A Shares (a)(b)	281,720	1,048,262
XPeng Inc A Shares (a)	117,600	1,191,070
Yadea Group Holdings Ltd (c)(d)	371,073	720,178
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(c)(d)	142,200	918,416
		6,460,242
Industrials - 1.6%
Aerospace & Defense - 1.6%
EHang Holdings Ltd ADR (a)(b)	20,587	430,062
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
indie Semiconductor Inc Class A (a)(b)	117,093	238,284
NXP Semiconductors NV	6,074	1,154,425
		1,392,709
Materials - 0.8%
Chemicals - 0.8%
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(d)	84,480	228,565
TOTAL CHINA		9,055,204
FRANCE - 2.7%
Consumer Discretionary - 2.7%
Automobile Components - 2.7%
Forvia SE	61,353	497,847
Valeo SE	24,478	226,970

TOTAL FRANCE		724,817
GERMANY - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Infineon Technologies AG	32,693	1,073,399
HONG KONG - 0.9%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Polestar Automotive Holding UK PLC Class A ADR (a)(b)	241,384	253,453
ISRAEL - 2.0%
Consumer Discretionary - 2.0%
Automobile Components - 2.0%
Mobileye Global Inc Class A (a)(b)	37,756	543,498
JAPAN - 6.9%
Consumer Discretionary - 1.8%
Household Durables - 1.8%
JVCKenwood Corp	59,900	503,506
Information Technology - 5.1%
Electronic Equipment, Instruments & Components - 2.2%
Alps Alpine Co Ltd	59,600	606,203
Semiconductors & Semiconductor Equipment - 2.9%
Allegro MicroSystems Inc (a)	30,389	763,676
TOTAL JAPAN		1,873,385
KOREA (SOUTH) - 3.6%
Industrials - 1.6%
Electrical Equipment - 1.6%
Doosan Fuel Cell Co Ltd (a)	17,098	161,517
LG Energy Solution Ltd (a)	1,211	275,096
		436,613
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Samsung SDI Co Ltd	1,941	248,474
Materials - 1.1%
Chemicals - 1.1%
LG Chem Ltd	1,764	293,501
TOTAL KOREA (SOUTH)		978,588
SINGAPORE - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
STMicroelectronics NV (Italy)	9,355	202,045
UNITED STATES - 42.0%
Consumer Discretionary - 20.0%
Automobile Components - 6.0%
Adient PLC (a)	34,652	445,625
Gentex Corp	42,353	986,825
Luminar Technologies Inc Class A (a)(b)	39,603	213,460
		1,645,910
Automobiles - 13.0%
Lucid Group Inc Class A (a)(b)	338,839	819,990
Rivian Automotive Inc Class A (a)(b)	114,250	1,422,413
Tesla Inc (a)	4,945	1,281,546
		3,523,949
Specialty Retail - 1.0%
EVgo Inc Class A (a)(b)	103,653	275,717
TOTAL CONSUMER DISCRETIONARY		5,445,576

Industrials - 15.2%
Electrical Equipment - 5.4%
Bloom Energy Corp Class A (a)(b)	12,677	249,230
ChargePoint Holdings Inc Class A (a)(b)	386,917	234,085
Plug Power Inc (a)(b)	146,917	198,337
Sensata Technologies Holding PLC	32,721	794,139
		1,475,791
Ground Transportation - 8.1%
Lyft Inc Class A (a)	77,599	921,100
Uber Technologies Inc (a)	17,379	1,266,235
		2,187,335
Machinery - 1.7%
Blue Bird Corp (a)(b)	14,644	474,026
TOTAL INDUSTRIALS		4,137,152

Information Technology - 5.9%
Electronic Equipment, Instruments & Components - 1.0%
MicroVision Inc (a)(b)	222,886	276,379
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices Inc	726	146,412
Diodes Inc (a)	5,295	228,585
Lattice Semiconductor Corp (a)	4,665	244,679
ON Semiconductor Corp (a)	5,312	216,145
SiTime Corp (a)(b)	1,556	237,866
Skyworks Solutions Inc	4,137	267,375
		1,341,062
TOTAL INFORMATION TECHNOLOGY		1,617,441

Materials - 0.9%
Chemicals - 0.9%
Albemarle Corp	3,699	266,401
TOTAL UNITED STATES		11,466,570
TOTAL COMMON STOCKS (Cost $33,278,787)		27,227,798

Money Market Funds - 26.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $7,102,988)	4.32	7,102,277	7,102,987

TOTAL INVESTMENT IN SECURITIES - 125.8% (Cost $40,381,775)	34,330,785
NET OTHER ASSETS (LIABILITIES) - (25.8)%	(7,044,373)
NET ASSETS - 100.0%	27,286,412

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,867,159 or 6.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,867,159 or 6.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,184	2,121,413	2,129,597	312	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	23,943,618	16,840,631	56,557	-	-	7,102,987	7,102,277	0.0%
Total	8,184	26,065,031	18,970,228	56,869	-	-	7,102,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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